Joint ventures and associates (Details) - EUR (€) € in Millions	1 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
Joint ventures and associates
Investment in joint ventures		€ 6,626	€ 8,203
Investment in associates		464	1,829
Total investment in joint ventures and associates		7,090	10,032	[1]
Non-current liabilities		(52,930)	(54,082)	[1]
Share of net liabilities in joint ventures and associates		(49)
Safaricom PLC
Joint ventures and associates
Investment in associates		423	627
Indus Towers Limited
Joint ventures and associates
Investment in associates			1,104
Proportion of Ownership Interest Sold	18.00%
Other
Joint ventures and associates
Investment in associates		41	98
Oak Holdings 1 GmbH
Joint ventures and associates
Investment in joint ventures		6,104	7,620
VodafoneZiggo Group Holdings B.V.
Joint ventures and associates
Investment in joint ventures		458	516
TPG Telecom Limited
Joint ventures and associates
Investment in joint ventures			0
Non-current liabilities		(49)
Other joint ventures
Joint ventures and associates
Investment in joint ventures		€ 64	€ 69

[1]	On 1 April 2024, the Group adopted amendments to IAS 1 ‘Presentation of Financial Statements’ which has impacted the classification of certain bonds between Current borrowings and Non-current borrowings. See note 1 ‘Basis of preparation’ for more information.